Inventories, Net - Schedule of Inventories (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Inventories [Abstract]
Raw materials			¥ 182,882
Finished goods	6,001,646		10,478,683
Less: allowance for provision	(1,281,842)		(677,465)	¥ (181,499)	¥ (59,960)
Inventories, net	¥ 4,719,804	$ 646,610	¥ 9,984,100